Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers:
Commercial services	$ 7,467,752	$ 6,979,441	$ 6,452,611
Duty free shops
Revenue from Contracts with Customers:
Commercial services	2,817,169	2,807,365	2,621,852
Food and beverage
Revenue from Contracts with Customers:
Commercial services	1,607,354	1,457,698	1,419,917
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	208,545	236,629	206,942
Car rental companies
Revenue from Contracts with Customers:
Commercial services	1,536,502	1,404,473	1,230,544
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	93,933	98,475	103,285
Teleservices
Revenue from Contracts with Customers:
Commercial services	26,129	16,073	16,099
Ground transportations
Revenue from Contracts with Customers:
Commercial services	187,024	166,549	144,674
Other services
Revenue from Contracts with Customers:
Commercial services	$ 991,096	$ 792,179	$ 709,298